Income Taxes - Summary of Tax Provision (Detail)	7 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ 22,010
State
Deferred
Federal	(48,114)
State
Valuation allowance	48,114
Income tax provision	$ 22,010